Leases - Right-of-use assets (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Leases
Right-of-use asset at beginning	€ 3,984
Depreciation charge of the year	(682)	€ (765)
Right-of-use asset at ending	3,191	3,984
Right-of-use assets
Leases
Right-of-use asset at beginning	3,984
Depreciation charge of the year	(682)
Additions to the right-of-use assets	159
Derecognition of the right-of-use assets	(68)
FX	(201)
Right-of-use asset at ending	3,191	3,984
Property
Leases
Right-of-use asset at beginning	3,658
Depreciation charge of the year	(508)
Additions to the right-of-use assets	11
Derecognition of the right-of-use assets	(68)
FX	(201)
Right-of-use asset at ending	2,892	3,658
Machinery
Leases
Right-of-use asset at beginning	72
Depreciation charge of the year	(27)
Right-of-use asset at ending	45	72
Other PPE
Leases
Right-of-use asset at beginning	254
Depreciation charge of the year	(147)
Additions to the right-of-use assets	148
FX	(1)
Right-of-use asset at ending	€ 254	€ 254